Equity - Summary of Other Reserves Within Equity (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Other Reserves [Line Items]
Other reserves, Beginning balance	$ (2,277,625,485)	$ (2,405,509,135)	$ (2,375,672,564)
Other reserves, Changes	(109,795,927)	127,883,650	(29,836,571)
Other reserves, Ending balance	(2,387,421,412)	(2,277,625,485)	(2,405,509,135)
Translation Reserve [Member]
Disclosure Of Other Reserves [Line Items]
Other reserves, Beginning balance	103,650,093	166,116,569	101,654,836
Other reserves, Changes	176,151,370	(62,466,476)	64,461,733
Other reserves, Ending balance	279,801,463	103,650,093	166,116,569
Reserve for Cash Flow Hedges [Member]
Disclosure Of Other Reserves [Line Items]
Other reserves, Beginning balance	(102,946,095)	(291,006,520)	(191,870,545)
Other reserves, Changes	(288,577,039)	188,060,425	(99,135,975)
Other reserves, Ending balance	(391,523,134)	(102,946,095)	(291,006,520)
Other Comprehensive Income [Member]
Disclosure Of Other Reserves [Line Items]
Other reserves, Beginning balance	1,783	8,384	11,041
Other reserves, Changes	21	(6,601)	(2,657)
Other reserves, Ending balance	1,804	1,783	8,384
Other Miscellaneous Reserves [Member]
Disclosure Of Other Reserves [Line Items]
Other reserves, Beginning balance	(2,278,331,266)	(2,280,627,568)	(2,285,467,896)
Other reserves, Changes	2,629,721	2,296,302	4,840,328
Other reserves, Ending balance	$ (2,275,701,545)	$ (2,278,331,266)	$ (2,280,627,568)